Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions

		Year Ended December 31,
	Financial Statements Location	2024	2023
Revenues—Related Party
Affiliate access agreements	Surface use royalties	$18,499	$5,436
Data center agreement	Easements and other surface-related revenues	8,000	—
Affiliate access agreements	Easements and other surface-related revenues	5,486	4,249
Affiliate access agreements	Resource royalties	3,062	—
Affiliate access agree me nts	Resource sales	387	1,785

		$35,434	$11,470

		December 31,
	Financial Statements Location	2024	2023
Accounts Receivable—Related Party
Affiliate access agreements	Related party receivable	$2,111	$1,037
Accounts Payable—Related Party
Shared services agreement	Related party payable	$686	$453

Shared Services Agreement
The Company is party to a services agreement with WaterBridge Operating LLC (“WaterBridge Operating”), an affiliate of the Company, and other affiliates pursuant to which the Company receives common management and general
, administrative, overhead and operating services in support of the Company’s operations and development activities. The Company reimburses all fees incurred by WaterBridge Operating or its affiliates for services provided to the Company under the agreement. For shared services, the basis of allocation is an approximation of time spent on activities supporting the Company. For shared expenses paid on behalf of the Company, the costs are directly allocated to the Company based on its pro rata share of the expenses. For the years ended December 31, 2024 and 2023, the Company paid approximately $10.1 million and $5 million for the shared services and direct cost reimbursements, respectively.
Affiliate Facility Access Agreements
The Company is party to facility access and surface use agreements and easements and rights-of-way
with WaterBridge Texas Midstream LLC, WaterBridge Stateline LLC and Desert Environmental LLC, each an affiliate of the Company. Under these agreements, the Company has granted such affiliates certain rights to construct, operate and maintain produced water, brackish water and waste reclamation facilities on our land, as applicable, in the ordinary course of business. These agreements include a standard fee schedule and provision for specified surface use activities. The agreements also include a provision for royalties related to certain specified activities.
Equity Sponsor Services Agreement
Five Point Energy, LLC (“Five Point”), our financial sponsor, invoices the Company, and the Company reimburses Five Point in cash, for expenses associated with the Company’s use of Five Point’s geographic information system (“GIS”) and certain legal services provided by Five Point. The reimbursement includes allocated Five Point personnel costs and third-party software and hardware expenses and is determined based on the Company’s use of Five Point’s total services for such period. For the years ended December 31, 2024 and 2023, the GIS and legal services reimbursements paid were $0.3 million and $0.2 million, respectively. As of December 31, 2024 and December 31, 2023, the Company had an immaterial amount due to Five Point.
Data Center Agreement
The Company is party to a lease development agreement for the development of a data center and related facilities on approximately 2,000 acres of our land in Reeves County, Texas with PowLan, a joint venture between a third-party developer and funds affiliated with Five Point (“PowLan”). PowLan is obligated to meet certain timing milestones to maintain its lease, to include the commencement of site development within a two-year
period and construction of the data center within a subsequent four-year period. To the extent PowLan does not commence site development within two years of entry into the lease development agreement or commence construction of the data center within a subsequent four-year period, the agreement will automatically terminate. The lease development agreement includes, among other things, a non-refundable
deposit, for a
two-year
site selection and
pre-development
period. The deposit of $8.0 million was paid in December 2024 and is included within Easements and other surface-related revenues - Related Party on the consolidated statements of operations for the year ended December 31, 2024.